Gain on Divestment of an Equity Investee (Tables)	6 Months Ended
Jun. 30, 2025
Gain on Divestment of an Equity Investee
Schedule of gain on divestment of an equity investee

Six Months Ended June 30, 2025
(in US$’000)
Proceeds	608,503
Less: Provision for profit guarantee	(75,829)
Interest accretion on provision for profit guarantee	(1,110)
Carrying amount of 45% equity interest in SHPL	(48,680)
Accumulated other comprehensive income and reserves	(2,733)
Transaction costs and others	(2,695)
Gain on divestment of an equity investee	477,456
Less:Tax expenses	(61,133)
Gain on divestment of an equity investee, net of tax	416,323